Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	846,952	846,952	909,568	0
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	$ 299,658	¥ 1,949,655	¥ 2,036,817	¥ 1,589,665
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	117,554,229	117,554,229	115,958,088	115,736,092
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	125,715,833	125,715,833	125,817,183	120,168,063
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 2.55	¥ 16.59	¥ 17.57	¥ 13.74
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 2.45	¥ 15.94	¥ 16.86	¥ 13.23
Common Class A and B shares
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share | ¥		¥ 1,949,655	¥ 2,036,817	¥ 1,589,665
Interest expenses from Convertible Senior Notes | ¥		54,673	84,147
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥		¥ 2,004,328	¥ 2,120,964	¥ 1,589,665
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	117,554,229	117,554,229	115,958,088	115,736,092
Dilutive employee share options and non-vested ordinary shares	1,900,201	1,900,201	3,572,930	4,431,971
Dilutive convertible senior notes	6,261,403	6,261,403	6,286,165
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	125,715,833	125,715,833	125,817,183	120,168,063
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 16.59	¥ 17.57	¥ 13.74
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 15.94	¥ 16.86	¥ 13.23